Components of Net Deferred Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Depreciation and amortization	$ 2,672	$ 2,599
Lease financings	932	1,040
Pension obligation	45	(49)
Reserves not deducted for tax	(397)	(401)
Credit losses on loans	(230)	(290)
Net operating loss carryover	(105)	(126)
Employee benefits	(570)	(544)
Equity investments	256	238
Securities valuation	545	(15)
Other assets	(128)	(193)
Other liabilities	353	297
Net deferred tax liability	$ 3,373	$ 2,556